Class A Ordinary Shares Subject to Possible Redemption	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Temporary Equity Disclosure [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 7—Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2021, there were 25,000,000 Class A ordinary shares outstanding, all of which were subject to possible redemption and classified outside of permanent equity in the condenses balance sheets.
The Class A ordinary shares issued in the Initial Public Offering were recognized in Class A ordinary shares subject to possible redemption as recorded outside of permanent equity as follows:

Gross Proceeds	$250,000,000
Less:	—
Offering costs allocated to Class A shares subject to possible redemption	(14,025,419)
Proceeds allocated to Public Warrants at issuance	(7,260,600)
Plus:
Accrection on Class A ordinary shares subject to possible redemption amount	21,286,019

Class A ordinary shares subject to possible redemption	$250,000,000

Note 6 — Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of September 30, 2021 and December 31, 2020, there were 25,000,000 Class A ordinary shares outstanding, all of which were subject to possible redemption.
The Class A ordinary shares issued in the Initial Public Offering, including those issued as part of the Over-Allotment Units were recognized in Class A ordinary shares subject to possible redemption as follows:

Gross Proceeds	$250,000,000
Less:
Offering costs allocated to Class A shares subject to possible redemption	(14,025,419)
Proceeds allocated to Public Warrants at issuance	(7,260,600)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	21,286,019

Class A ordinary shares subject to possible redemption	$250,000,000